Advances Payments for Goods (Tables)	12 Months Ended
Dec. 31, 2025
Advances Payments for Goods [Abstract]
Schedule of Advances Payments for Goods	Advances payments for goods consisted of the following:
	As of December 31, 2025	As of December 31, 2024
Advances payments for goods	$3,811,639	$4,361,465